Property and equipment, net - Summary of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 51,952	$ 55,967
Accumulated depreciation	(35,552)	(40,435)
Total property and equipment, net	16,400	15,532	$ 17,285
Computer hardware and software
Property, Plant and Equipment [Line Items]
Total property and equipment	32,640	37,156
Accumulated depreciation	(26,784)	(28,812)
Office furniture and fixtures
Property, Plant and Equipment [Line Items]
Total property and equipment	16,540	14,687
Accumulated depreciation	(7,859)	(10,565)
Buildings
Property, Plant and Equipment [Line Items]
Total property and equipment	2,001	2,042
Accumulated depreciation	(305)	(289)
Vehicles
Property, Plant and Equipment [Line Items]
Total property and equipment	730	1,814
Accumulated depreciation	(604)	(769)
Land
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 41	$ 268